Consolidated Statements of Earnings (Loss) Statement - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues (Note 5)	$ 2,347	$ 2,249	$ 2,307
Fuel and purchased power (Note 6)	1,086	1,100	1,016
Gross margin	1,261	1,149	1,291
Operations, maintenance and administration (Note 6)	475	515	517
Depreciation and amortization	590	574	635
Asset impairment charges (reversals) (Note 7)	25	73	20
Gain on termination of Keephills 3 coal rights contract	(88)	0	0
Taxes, other than income taxes	29	31	30
Termination of Sundance B and C PPAs	(56)	(157)	0
Net other operating expense (income) (Note 9)	(49)	(47)	(49)
Operating income	335	160	138
Finance lease income	6	8	54
Net interest expense (Note 10)	(179)	(250)	(247)
Foreign exchange loss	(15)	(15)	(1)
Gain on sale of assets and other (Note 4(D) and 17)	46	1	2
Earnings (loss) before income taxes	193	(96)	(54)
Income tax expense (recovery)	17	(6)	64
Net earnings (loss)	176	(90)	(118)
Net earnings (loss) attributable to:
TransAlta shareholders	82	(198)	(160)
Non-controlling interests (Note 12)	94	108	42
Preferred share dividends (Note 25)	30	50	30
Net earnings (loss) attributable to common shareholders	$ 52	$ (248)	$ (190)
Weighted average number of common shares outstanding in the year (millions)	283	287	288
Net earnings (loss) per share attributable to common shareholders, basic and diluted (Note 24)	$ 0.18	$ (0.86)	$ (0.66)